Accounts receivable (Schedule of allowance for credit losses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable [Abstract]
Loss allowance	$ 520,000	$ 0
Loss recognized during the year	4,150,000	512,592
Foreign exchange	23,283	7,408
Loss allowance	$ 4,693,283	$ 520,000